Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories (Tables) [Abstract]
Schedule of summary of inventories

9.                  Inventories

	2017	2016

Finished goods	4,255,114	3,444,898
Raw materials, production inputs and packaging	1,715,757	1,407,399
Maintenance materials	365,803	312,167
Advances to suppliers	275,169	103,267
Imports in transit and other	74,670	31,816
Total	6,686,513	5,299,547

In current assets	6,640,049	5,238,014
In non-current assets	46,464	61,533
Total	6,686,513	5,299,547